OPERATING LEASES - Schedule of operating lease, right of use assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule Of Right Of Use Assets [Roll Forward]
Balance as of January 1, 2024	$ 9,538
Additions	0
Amortization	(1,171)
Balance as of June 30, 2024	8,367
SFL Leases
Schedule Of Right Of Use Assets [Roll Forward]
Balance as of January 1, 2024	8,541
Additions	0
Amortization	(908)
Balance as of June 30, 2024	7,633
Office Leases
Schedule Of Right Of Use Assets [Roll Forward]
Balance as of January 1, 2024	997
Additions	0
Amortization	(263)
Balance as of June 30, 2024	$ 734